Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	Mar. 31, 2015	Dec. 31, 2014
9% Priority Guarantee Notes Due 2019 [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%
Nine Point Zero Percent Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%
11.25% Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate	11.25%	11.25%
9% Priority Guarantee Notes Due 2022 [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%
10.625% Priority Guarantee Notes Due 2023 [Member]
Debt Instrument [Line Items]
Stated interest rate	10.625%	10.625%
Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate	14.00%	14.00%
Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Stated interest rate	10.00%	10.00%
Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate		10.75%
Minimum [Member] | Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate		11.00%
Maximum [Member] | Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate		11.75%